Summary of Preliminary Allocation of Purchase Price (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Goodwill	$ 691	$ 375	$ 353
Avis Europe
Business Acquisition [Line Items]
Cash			136
Receivables			245
Other current assets			213
Property and equipment			91
Deferred income taxes			27
Other intangibles			254
Other non-current assets			31
Vehicles			1,706
Receivables from vehicle manufacturers and other			282
Total identifiable assets acquired			2,985
Accounts payable and other current liabilities			(552)
Debt			(763)
Other non-current liabilities			(322)
Liabilities under vehicles program - debt			(779)
Total liabilities assumed			(2,416)
Net assets acquired			569
Goodwill			290
Non-cash charge related to the reacquired unfavorable license rights			117
Total			$ 976